FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

35. FINANCIAL RISK MANAGEMENT

1.   Financial assets and financial liabilities

a.    Classification

i.    Financial assets

	2016	2017
Loans and receivables
Cash and cash equivalents	29,767	25,145
Trade and other receivables, net	7,900	9,564
Other current financial assets	313	1,005
Other non-current assets	210	183
Available-for-sale financial assets
Available-for-sale investments	1,158	1,541
Total financial assets	39,348	37,438

ii.   Financial liabilities

	2016	2017
Financial liabilities measured at amortized cost
Trade and other payables	13,690	15,791
Accrued expenses	11,283	12,630
Interest-bearing loans and other borrowings
Short-term bank loans	911	2,289
Two-step loans	1,292	1,098
Bonds and notes	9,323	8,982
Long-term bank loans	15,566	18,004
Obligations under finance leases	4,010	3,804
Other borrowings	697	1,295
Other liabilities	—	296
Total financial liabilities	56,772	64,189

b.    Fair values

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2016	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Available-for-sale investments	1,158	1,158	1,058	100	—
Financial liabilities for which fair values are disclosed
Interest-bearing loans and other borrowings
Two-step loans	1,292	1,312	—	—	1,312
Bonds and notes	9,323	9,684	9,342	—	342
Long-term bank loans	15,566	15,404	—	—	15,404
Obligations under finance leases	4,010	4,010	—	—	4,010
Other borrowings	697	689	—	—	689
Total	30,888	31,099	9,342	—	21,757

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2017	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Available-for-sale investments	1,541	1,541	1,151	17	373
	1,541	1,541	1,151	17	373
Financial liabilities for which fair values are disclosed
Interest-bearing loans and other borrowings
Two-step loans	1,098	1,111	—	—	1,111
Bonds and notes	8,982	10,051	10,051	—	—
Long-term bank loans	18,004	18,126	—	—	18,126
Obligations under finance leases	3,804	3,804	—	—	3,804
Other borrowings	1,295	1,365	—	—	1,365
Other liabilities	296	296	—	—	296
Total	33,479	34,753	10,051	—	24,702

There is no gain or loss on fair value measurement recognized in consolidated statements of profit or loss and other comprehensive income in 2017 for investment classified as level 3. There is no movement between fair value hierarchy during 2017.

c.   Fair value measurement

Fair value is the amount for which an asset could be exchanged, or a liability settled, between parties in an arm's length transaction.

The fair values of short-term financial assets and financial liabilities with maturities of one year or less (cash and cash equivalents, trade and other receivables, other current financial assets, trade and other payables, accrued expenses, and short-term bank loans) and other non-current assets are considered to approximate their carrying amounts as the impact of discounting is not significant.

The fair values of long-term financial assets and financial liabilities (other non-current assets (long-term trade receivables and restricted cash) and liabilities) approximate their carrying amounts as the impact of discounting is not significant.

The Group determined the fair value measurement for disclosure purposes of each class of financial assets and financial liabilities based on the following methods and assumptions:

(i)   available-for-sale investments primarily consist of stocks, mutual funds, corporate and government bonds and convertible bonds. Stocks and mutual funds actively traded in an established market are stated at fair value using quoted market price or, if unquoted, determined using a valuation technique. The fair value of convertible bonds are determined using valuation technique. Corporate and government bonds are stated at fair value by reference to prices of similar securities at the reporting date;

(ii)  the fair values of long-term financial liabilities are estimated by discounting the future contractual cash flows of each liability at rates offered to the Group for similar liabilities of comparable maturities by the bankers of the Group, except for bonds which are based on market price.

The fair value estimates are inherently judgmental and involve various limitations, including:

a.   fair values presented do not take into consideration the effect of future currency fluctuations.

b.   estimated fair values are not necessarily indicative of the amounts that the Group would record upon disposal/termination of the financial assets and liabilities.

2.   Financial risk management

The Group’s activities expose it to a variety of financial risks such as market risks (including foreign exchange risk, market price risk and interest rate risk), credit risk and liquidity risk. Overall, the Group’s financial risk management program is intended to minimize losses on the financial assets and financial liabilities arising from fluctuation of foreign currency exchange rates and the fluctuation of interest rates. Management has a written policy on foreign currency risk management mainly on time deposit placements and hedging to cover foreign currency risk exposures for periods ranging from 3 up to 12 months.

Financial risk management is carried out by the Corporate Finance and Financial Policy unit under policies approved by the Board of Directors. The Corporate Finance and Financial Policy unit identifies, evaluates and hedges financial risks.

a.    Foreign exchange risk

The Group is exposed to foreign exchange risk on sales, purchases and borrowings that are denominated in foreign currencies. The foreign currency denominated transactions are primarily in U.S. dollar and Japanese yen. The Group’s exposures to other foreign exchange rates are not material.

Increasing risks of foreign currency exchange rates on the obligations of the Group are expected to be partly offset by the effects of the exchange rates on time deposits and receivables in foreign currencies that are equal to at least 25% of the outstanding current foreign currency liabilities.

The following table presents the Group’s financial assets and financial liabilities exposure to foreign currency risk:

	2016		2017
	U.S. dollar	Japanese yen	U.S. dollar	Japanese yen
	(in millions)	(in millions)	(in millions)	(in millions)
Financial assets	324	6	261	7
Financial liabilities	(272)	(6,169)	(304)	(5,413)
Net exposure	52	(6,163)	(43)	(5,406)

Sensitivity analysis

A strengthening of the U.S. dollar and Japanese yen, as indicated below, against the rupiah at December 31, 2017 would have decreased equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the reporting date. The analysis assumes that all other variables, in particular interest rates, remain constant.

Equity/profit (loss)
December 31, 2017
U.S. dollar (1% strengthening)	(6)
Japanese yen (5% strengthening)	(33)

A weakening of the U.S. dollar and Japanese yen against the rupiah at December 31, 2017 would have had an equal but opposite effect on the above currencies at the amounts shown above, on the basis that all other variables remain constant.

b.    Market price risk

The Group is exposed to changes in debt and equity market prices related to available-for-sale investments carried at fair value. Gains arising from changes in the fair value of available-for-sale investments are recognized in the consolidated statements of profit or loss and other comprehensive income.

The performance of the Group’s available-for-sale investments is monitored periodically, together with a regular assessment of their relevance to the Group’s long-term strategic plans.

As of December 31, 2017, management considered the price risk for the Group’s available-for-sale investments to be immaterial in terms of the possible impact on profit or loss and total equity from a reasonably possible change in fair value.

c.    Interest rate risk

Interest rate fluctuation is monitored to minimize any negative impact to financial performance. Borrowings at variable interest rates expose the Group to interest rate risk (Notes 16 and 17). To measure market risk pertaining to fluctuations in interest rates, the Group primarily uses interest margin and maturity profile of the financial assets and liabilities based on changing schedule of the interest rate.

At reporting date, the interest rate profile of the Group’s interest-bearing borrowings was as follows:

	2016	2017
Fixed rate borrowings	(16,383)	(14,281)
Variable rate borrowings	(15,416)	(21,191)

Sensitivity analysis for variable rate borrowings

As of December 31, 2017, a decrease (increase) by 25 basis points in interest rates of variable rate borrowings would have increased (decreased) equity and profit or loss by Rp53 billion, respectively. The analysis assumes that all other variables, in particular foreign currency rates, remain constant.

d.    Credit risk

The following table presents the maximum exposure to credit risk of the Group’s financial assets:

	2016	2017
Cash and cash equivalents	29,767	25,145
Other current financial assets	1,471	2,173
Trade and other receivables, net	7,900	9,564
Other non-current assets	210	183
Total	39,348	37,065

The Group is exposed to credit risk primarily from cash and cash equivalents and trade and other receivables. The credit risk is controlled by continuous monitoring of outstanding balance and collection.

Credit risk from balances with banks and financial institutions is managed by the Group’s Corporate Finance and Financial Policy Unit in accordance with the Group’s written policy. The Group placed the majority of its cash and cash equivalents in state-owned banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State. Therefore, it is intended to minimize financial loss through banks and financial institutions’ potential failure to make payments.

The customer credit risk is managed by continuous monitoring of outstanding balances and collection. Trade and other receivables do not have any major concentration of risk whereas no customer receivable balance exceeds 5% of trade receivables as of December 31, 2017.

Management is confident in its ability to continue to control and sustain minimal exposure to the customer credit risk given that the Group has recognized sufficient provision for impairment of receivables to cover incurred loss arising from uncollectible receivables based on existing historical data on credit losses.

e.    Liquidity risk

Liquidity risk arises in situations where the Group has difficulties in fulfilling financial liabilities when they become due.

Prudent liquidity risk management implies maintaining sufficient cash in order to meet the Group’s financial obligations. The Group continuously performs an analysis to monitor financial position ratios, such as liquidity ratios and debt-to-equity ratios, against debt covenant requirements.

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	2016
	Carrying	Contractual					2021 and
	amount	cash flows	2017	2018	2019	2020	thereafter
December 31, 2016
Trade and other payables	13,690	(13,690)	(13,690)	—	—	—	—
Accrued expenses	11,283	(11,283)	(11,283)	—	—	—	—
Interest bearing loans and other borrowings
Bank loans	16,477	(20,421)	(5,875)	(5,635)	(2,883)	(2,565)	(3,463)
Bonds and notes	9,323	(19,670)	(969)	(967)	(1,187)	(3,000)	(13,547)
Obligations under finance leases	4,010	(5,160)	(987)	(892)	(816)	(771)	(1,694)
Other borrowings	697	(1,007)	(60)	(118)	(164)	(153)	(512)
Two-step loans	1,292	(1,487)	(279)	(244)	(216)	(209)	(539)
Total	56,772	(72,718)	(33,143)	(7,856)	(5,266)	(6,698)	(19,755)

	2017
	Carrying	Contractual					2022 and
	amount	cash flows	2018	2019	2020	2021	thereafter
December 31, 2017
Trade and other payables	15,791	(15,791)	(15,791)	—	—	—	—
Accrued expenses	12,630	(12,630)	(12,630)	—	—	—	—
Interest bearing loans and other borrowings
Bank loans	20,293	(24,365)	(7,721)	(5,056)	(3,979)	(2,641)	(4,968)
Bonds and notes	8,982	(18,278)	(929)	(929)	(2,873)	(726)	(12,821)
Obligations under finance leases	3,804	(4,685)	(1,083)	(969)	(866)	(778)	(989)
Other borrowings	1,295	(1,759)	(220)	(303)	(285)	(266)	(685)
Two-step loans	1,098	(1,247)	(251)	(223)	(215)	(190)	(368)
Other liabilities	296	(355)	(17)	(34)	(34)	(135)	(135)
Total	64,189	(79,110)	(38,642)	(7,514)	(8,252)	(4,736)	(19,966)

The difference between the carrying amount and the contractual cash flows is interest value. The interest values of variable-rate borrowings are determined based on the interest rates effective as of reporting dates.

The changes in liabilities arising from financing activities is as follows:

			Non-cash changes
				Foreign
	January 1,			exchange	New	Other	December 31,
	2017	Cash flows	Acquisition	movement	leases	changes	2017
Short term bank loans	911	1,374	—	—	—	4	2,289
Two-step loans	1,292	(228)	—	34	—	—	1,098
Bonds and notes	9,323	(342)	—	0	—	1	8,982
Long term bank loans	15,566	2,200	204	7	—	27	18,004
Other borrowings	697	600	—	—	—	(2)	1,295
Obligations under finance leases	4,010	(724)	—	—	518	(0)	3,804
Total liabilities from financing activities	31,799	2,880	204	41	518	30	35,472